Pension And Postretirement Benefits (Change In The Projected Benefit Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 56,560	$ 58,911
Service cost - benefits earned during the period	1,134	1,321	1,216
Interest cost on projected benefit obligation	2,470	2,429	2,800
Amendments	(73)	0
Actuarial (gain) loss	6,269	(2,390)
Special termination benefits	17	255
Benefits paid	(6,543)	(3,966)
Transfer for sale of Connecticut wireline operations	(293)	0
Plan transfers	2	0
Benefit obligation at end of year	59,543	56,560	58,911
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	30,285	37,431
Service cost - benefits earned during the period	233	352	336
Interest cost on projected benefit obligation	1,458	1,532	1,725
Amendments	(617)	(4,460)
Actuarial (gain) loss	1,822	(2,098)
Special termination benefits	0	1
Benefits paid	(2,298)	(2,473)
Transfer for sale of Connecticut wireline operations	(174)	0
Plan transfers	0	0
Benefit obligation at end of year	30,709	30,285	37,431
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	7	9	10
Interest cost on projected benefit obligation	$ 109	$ 101	$ 116